Other Financial Instruments and Fair Value Measurements (Details) (USD $) In Thousands	Apr. 30, 2011		Apr. 30, 2010
Carrying amount and fair value of financial instruments
Marketable securities	$ 18,600
Other Investments	41,560		34,895
Long-term debt	1,304,039		910,000
Financial assets (liabilities) measured at fair value on a recurring basis
Marketable securities	18,600	[1]	0	[1]
Total Financial Assets Measured at Fair Value	69,175		37,745
Carrying Amount [Member]
Carrying amount and fair value of financial instruments
Marketable securities	18,600		0
Other Investments	41,560		34,895
Derivatives financial instruments, net	9,015		2,850
Long-term debt	1,304,039		910,000
Fair Value [Member]
Carrying amount and fair value of financial instruments
Marketable securities	18,600		0
Other Investments	41,560		34,895
Derivatives financial instruments, net	9,015		2,850
Long-term debt	1,648,614		1,172,467
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Marketable securities	0	[1]
Total Financial Assets Measured at Fair Value	19,451
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity mutual funds [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	14,011	[2]
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Municipal obligations [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	0	[2]
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Other investments [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	464	[2]
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Commodity contracts [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	7,863	[3]
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Foreign currency exchange contracts [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	(2,887)	[3]
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Interest rate contract [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	0
Significant Observable Inputs (Level 2) [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Marketable securities	18,600	[1]
Total Financial Assets Measured at Fair Value	49,724
Significant Observable Inputs (Level 2) [Member] | Equity mutual funds [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	0	[2]
Significant Observable Inputs (Level 2) [Member] | Municipal obligations [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	20,042	[2]
Significant Observable Inputs (Level 2) [Member] | Other investments [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	7,043	[2]
Significant Observable Inputs (Level 2) [Member] | Commodity contracts [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	0	[3]
Significant Observable Inputs (Level 2) [Member] | Foreign currency exchange contracts [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	0	[3]
Significant Observable Inputs (Level 2) [Member] | Interest rate contract [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	4,039
Significant Unobservable Inputs (Level 3) [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Marketable securities	0	[1]
Total Financial Assets Measured at Fair Value	0
Significant Unobservable Inputs (Level 3) [Member] | Equity mutual funds [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	0	[2]
Significant Unobservable Inputs (Level 3) [Member] | Municipal obligations [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	0	[2]
Significant Unobservable Inputs (Level 3) [Member] | Other investments [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	0	[2]
Significant Unobservable Inputs (Level 3) [Member] | Commodity contracts [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	0	[3]
Significant Unobservable Inputs (Level 3) [Member] | Foreign currency exchange contracts [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	0	[3]
Significant Unobservable Inputs (Level 3) [Member] | Interest rate contract [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	0
Equity mutual funds [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	14,011	[2]	11,626	[2]
Municipal obligations [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	20,042	[2]	16,753	[2]
Other investments [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	7,507	[2]	6,516	[2]
Commodity contracts [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	7,863	[3]	3,680	[3]
Foreign currency exchange contracts [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	(2,887)	[3]	(830)	[3]
Interest rate contract [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	$ 4,039		$ 0

[1]	The Company's marketable securities, consisting entirely of mortgage-backed securities, are broker-priced and valued by a third party using an evaluated pricing methodology. An evaluated pricing methodology is a valuation technique which uses inputs that are derived principally from or corroborated by observable market data. For additional information, see Marketable Securities and Other Investments of Note A: Accounting Policies.
[2]	The Company's other investments consist of funds maintained for the payment of benefits associated with nonqualified retirement plans. The funds include equity securities listed in active markets and municipal bonds. The municipal bonds are valued by a third party using an evaluated pricing methodology. For additional information, see Marketable Securities and Other Investments of Note A: Accounting Policies.
[3]	The Company's commodity contract and foreign currency exchange contract derivatives are valued using quoted market prices. The Company's interest rate contract derivatives are valued using the income approach, observable Level 2 market expectations at the measurement date, and standard valuation techniques to convert future amounts to a single discounted present value. Level 2 inputs for the swap XBRL valuations are limited to quoted prices for similar assets or liabilities in active markets and inputs other than quoted prices that are observable for the asset or liability. For additional information, see Note M: Derivative Financial Instruments.